Note 6 - Leases 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Operating lease cost	$582	$602	$1,171	$1,204
Variable lease cost	85	80	169	159
Total operating lease cost	$667	$682	$1,340	$1,363

	Twelve months ended December 31,
	2023	2022
Operating lease cost	$2,379	$2,382
Variable lease cost	340	241
Total operating lease cost	$2,719	$2,623
	Twelve months ended December 31,
	2023	2022
Cash paid for operating leases included in operating cash flows	$(2,500)	$(1,341)

Assets And Liabilities, Lessee [Table Text Block]
	As of December 31,
	2023	2022
Operating lease right-of-use assets	$11,226	$15,502

Operating lease liabilities:
Operating lease liabilities, current	$2,415	$2,455
Operating lease liabilities, non-current	14,858	16,681
Total operating lease liabilities	$17,273	$19,136
	As of December 31,
	2023	2022
Weighted average remaining lease term (in years)	7.89	9.26
Weighted average discount rate	5.32%	5.35%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating leases
Years ending - December 31:	(unaudited)
2024 (remaining six months)	$1,230
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	20,025
Less amount to discount to present value	(3,551)
Present value of lease liabilities	$16,474

Years ending - December 31:
2024	$2,474
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	21,269
Less amount to discount to present value	(3,996)
Present value of lease liabilities	$17,273